UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Vision Capital Management, Inc.
Address: 	One SW Columbia, Suite 915
		Portland, OR 97258

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Marina L. Johnson, CFA
Title: 	Vice President
Phone: 	503-221-5656
Signature, Place, and Date of Signing:

Marina Johnson Portland, Oregon October 22, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers: 0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $91,520

List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aegon N V Pfd Perp 6.375       ps               007924301      264    31000 SH       Sole                    31000
Allianz Se Pfd 8.375% Sub      ps               018805200      377    18700 SH       Sole                    18700
Barclays Bank Plc 8.05% Sp Adr ps               06739h362      171    10000 SH       Sole                    10000
Credit Suisse Nt 7.9% Cap 13   ps               225448208      606    29700 SH       Sole                    29700
Deutsche Bank 8.05% Pfd F      ps               25150l108      535    26500 SH       Sole                    26500
Federal Natl Mtg Assn Pfd Ser  ps               313586737       57    27650 SH       Sole                    25650              2000
Goldman Sachs Gp Preferred     ps               38143y665      279    21775 SH       Sole                    19775              2000
Hsbc Hldgs Plc Sub Cap 8.125%  ps               404280703      640    29000 SH       Sole                    27000              2000
Morgan Stanley 6.45%           ps               61753r200      190    16300 SH       Sole                    16300
Royal Bk Scotland 7.25% T Adr  ps               780097713      167    16700 SH       Sole                    16700
Wells Fargo Cap Xii Pfd Trups  ps               94985V202      467    19500 SH       Sole                    19500
Amazon Com Inc Com             cs               023135106      291     4006 SH       Sole                     4006
American Express Co Com        cs               025816109     1713    48345 SH       Sole                    45490              2855
Amgen Inc Com                  cs               031162100     2324    39218 SH       Sole                    36568              2650
Apple Computer, Inc.           cs               037833100     1718    15114 SH       Sole                    14234               880
Associates First Cap Residl Va cs               046008207        0    12275 SH       Sole                    12275
At&t Inc.                      cs               00206R102     1660    59468 SH       Sole                    56018              3450
Broadcom Corp Cl A             cs               111320107     1432    76855 SH       Sole                    70425              6430
Chevrontexaco Corporation Com  cs               166764100      615     7460 SH       Sole                     7460
Cisco Sys Inc Com              cs               17275R102     1889    83732 SH       Sole                    78602              5130
Citrix Sys Inc Com             cs               177376100     1577    62440 SH       Sole                    58740              3700
Cognizant Tech Solutns Cl A    cs               192446102     1416    62025 SH       Sole                    57765              4260
Colgate Palmolive Co Com       cs               194162103     2219    29445 SH       Sole                    27845              1600
Constellation Energy Com       cs               210371100      646    26590 SH       Sole                    25120              1470
Cooper Industries Ltd          cs               G24182100     1875    46935 SH       Sole                    43860              3075
Dell Inc                       cs               24702R101     1390    84345 SH       Sole                    78645              5700
Dentsply Intl Inc New Com      cs               249030107     2198    58540 SH       Sole                    55340              3200
E M C Corp Mass Com            cs               268648102     1659   138745 SH       Sole                   130145              8600
Ebay Inc Com                   cs               278642103     1696    75785 SH       Sole                    71585              4200
Exxon Mobil Corp Com           cs               30231G102      687     8840 SH       Sole                     8340               500
Foster Wheeler Ltd Shs New     cs               G36535139     1247    34540 SH       Sole                    32170              2370
Franklin Res Inc Com           cs               354613101     1750    19860 SH       Sole                    18645              1215
Freeport-Mcmoran Cop&g Com     cs               35671d857     1135    19960 SH       Sole                    18565              1395
General Elec Co Com            cs               369604103      352    13791 SH       Sole                    13791
Gilead Sciences Inc Com        cs               375558103     2523    55285 SH       Sole                    52180              3105
Google Inc Cl A                cs               38259P508     1814     4528 SH       Sole                     4273               255
Hansen Nat Corp Com            cs               411310105     2060    68095 SH       Sole                    64090              4005
Harris Corp Del Com            cs               413875105     2150    46535 SH       Sole                    43960              2575
Haverty Furniture Inc Com      cs               419596101      596    52100 SH       Sole                    52100
Intel Corp Com                 cs               458140100      209    11134 SH       Sole                    11134
International Game Tec Com     cs               459902102     1193    69450 SH       Sole                    66200              3250
Johnson & Johnson Com          cs               478160104     2608    37640 SH       Sole                    35680              1960
L-3 Communicatns Hldgs Com     cs               502424104     2243    22810 SH       Sole                    21580              1230
Lauder Estee Cos Inc Cl A      cs               518439104     2426    48600 SH       Sole                    45830              2770
Lowes Cos Inc Com              cs               548661107     2203    92990 SH       Sole                    87470              5520
Mera Pharmaceuticals Com       cs               58732R103        1    80415 SH       Sole                    80415
Microsoft Corp Com             cs               594918104      259     9695 SH       Sole                     9695
Nordstrom Inc Com              cs               655664100     1881    65265 SH       Sole                    61455              3810
Northern Tr Corp Com           cs               665891040     1086    15042 SH       Sole                    15042
Nyse Euronext Com              cs               629491101     1567    39995 SH       Sole                    38065              1930
Peabody Energy Corp Com        cs               704549104     1426    31695 SH       Sole                    29960              1735
Petsmart Inc Com               cs               716768106     2253    91175 SH       Sole                    85505              5670
Portland Food Products Company cs                              337    61191 SH       Sole                    61191
Procter & Gamble Co Com        cs               742718109     2429    34860 SH       Sole                    33060              1800
Schlumberger                   cs               806857108     2109    27006 SH       Sole                    25391              1615
St Jude Med Inc Com            cs               790849103     2423    55715 SH       Sole                    52465              3250
Starbucks Corp                 cs               855244109      402    27049 SH       Sole                    27049
Starwood Hotels&resort Com     cs               85590A401     1226    43555 SH       Sole                    40915              2640
Stryker Corp Com               cs               863667101      287     4600 SH       Sole                     4600
United Healthcare Corp Com     cs               91324P102     1395    54955 SH       Sole                    51795              3160
United Technologies Cp Com     cs               913017109     1889    31450 SH       Sole                    29590              1860
Walgreen Co Com                cs               931422109     1796    58025 SH       Sole                    54730              3295
Western Un Co Com              cs               959802109     2589   104945 SH       Sole                    99090              5855
Zimmer Hldgs Inc Com           cs               98956P102     2004    31035 SH       Sole                    29225              1810
Allianz Nfj Small Cap Value In cs                              469 16347.070 SH      Sole                16347.070
Dodge & Cox Stk Fd Com         cs               256219106      722 7408.661 SH       Sole                 7408.661
Fidelity Contrafund New Insigh cs               316071604      656 38486.932 SH      Sole                38486.932
First Eagle Sogen Fds Overseas cs               32008F101      382 19404.566 SH      Sole                19404.566
Ishares S&p 500 Index          cs               464287200     3186 27273.000 SH      Sole                27273.000
Ishares S&p Global 100         cs               464287572      426 6860.000 SH       Sole                 6860.000
Ishares S&p Midcap Index Fd    cs               464287507      968 13377.000 SH      Sole                13377.000
Ishares Tr Lrge Grw Indx       cs               464287119     2088 37245.000 SH      Sole                37245.000